BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]

Balance at of January 1, 2020	$52

Production costs capitalized	2,717
Changes in fair value less cost to sell due to biological transformation	11,782
Transferred to inventory upon harvest	(14,478)
Foreign exchange translation	5

Balance at of December 31, 2020	78

Additions related to acquisitions of Trichome and MYM	848
Production costs capitalized	10,454
Changes in fair value less cost to sell due to biological transformation	7,210
Transferred to inventory upon harvest	(16,977)
Foreign exchange translation	74

Balance at of December 31, 2021	$1,687

Disclosure of detailed information about Impact on fair value of 10% increase/decrease in each input [Table Text Block]
	December 31,		10% change as at December 31,
	2021	2020	2021	2020

Average selling price per gram of dried cannabis (in CAD)	$3.64	$6.01	$296	$8.86
Average post-harvest costs per gram of dried cannabis (in CAD)	$1.16	$0.83	$140	$0.23
Attrition rate	27%	5%	100	0.43
Average yield per plant (in grams)	47	54	228	7.64
Average stage of growth	47%	4%	212	7.64